Restructuring expenses (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 391	SFr 120
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	231	15
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	15	1
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	160	105
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	88	27
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	65	70
Operating Segments | Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	46	22
Operating Segments | Investment Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	150	32
Operating Segments | Swiss Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	36	3
Operating Segments | Asset Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	5	1
Operating Segments | Capital Release Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	137	67
Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	48	1
Adjustments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr (31)	SFr (6)